Protective Foundation (Details) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)
Protective Foundation [Abstract]
Ordinary shares		$ 169,300,000
Preferred shares		169,300,000
Price per share (in Euro per share) | € / shares	€ 0.12
Protective foundation percentage	100.00%
Reimburse expenses	€ 30	$ 15,000	€ 25	$ 12,000